Commitments and Contingencies - Legal proceedings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 22, 2016 GBP (£)
Legal Matters and Contingencies [Line Items]
Legal settlements and other, net	$ 1,519	$ 8,720	$ 2,591
Mayze Services Limited ("Mayze")
Legal Matters and Contingencies [Line Items]
Open legal cases claim | £				£ 5,230,074
Legal settlements and other, net	$ 4,000